Deferred Income Tax - Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	¥ 28,958	¥ 102,198
Net deferred tax assets (liabilities)	(370,577)	36,015
Deferred tax liabilities	399,535	66,183
Gross carrying amount [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	679,291	718,096
Deferred tax liabilities	1,049,868	682,081
Gross carrying amount [member] | Loans and advances [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	389,209	349,058
Gross carrying amount [member] | Tax losses carried forward [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	63,563	68,678
Gross carrying amount [member] | Derivatives [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	49,076	95,917
Gross carrying amount [member] | Retirement benefits [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	10,130	42,719
Deferred tax liabilities	76,821	3,110
Gross carrying amount [member] | Provision for interest repayment [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	39,386	39,928
Gross carrying amount [member] | Investment securities [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	207	216
Deferred tax liabilities	780,118	477,168
Gross carrying amount [member] | Goodwill and intangible assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	60,145	64,574
Gross carrying amount [member] | Property, plant and equipment [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	65,483	56,992
Gross carrying amount [member] | Lease transactions [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	7,399	8,845
Gross carrying amount [member] | Other temporary differences-net [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	127,720	121,580
Deferred tax liabilities	¥ 59,902	¥ 71,392